Loans, borrowings, cash and cash equivalents and financial investments - Funding (Details) € in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)
Loans and borrowings
Total of loans and borrowings			$ 22,489		$ 29,322
Notes due 2026
Loans and borrowings
Notes and debentures issued						$ 1,000
Notes due August 2026
Loans and borrowings
Notes and debentures issued				$ 1,000
Interest rate				6.25%
Issued price (as a percent)		107.793%
Notes due March 2018
Loans and borrowings
Redemption of Notes | €		€ 750
5.625% Guaranteed notes due 2019
Loans and borrowings
Interest rate	5.625%
Redemption of Notes	$ 1,000
4.625% Guaranteed notes due 2020
Loans and borrowings
Notes and debentures issued	1,000
Notes tender offer accepted	$ 501
Interest rate	4.625%